UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

November 30, 2022
Semiannual Report
T. ROWE PRICE
Spectrum Allocation Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Spectrum Allocation Funds
HIGHLIGHTS
The Spectrum Allocation Funds trailed their respective combined index benchmarks over the six-month period ended November 30, 2022, against a backdrop of heightened volatility.
While equities have rallied late in the period, uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates remain elevated against a slowing growth outlook. Other key risks to global markets include central bank missteps, persistent inflation, potential for a sharper slowdown in global growth, China’s balance between containing the coronavirus and economic growth, and geopolitical tensions.
We are underweight stocks, remaining cautious on the weakening outlook for growth and earnings amid still elevated inflation and continued policy tightening by central banks. We remain modestly overweight cash relative to bonds given attractive short-term yields, and it also provides a source of liquidity in the context of potential market opportunities.
We believe that the funds’ diversification and flexibility to identify investment opportunities across sectors and regions should allow us to generate solid long-
term returns in a variety of market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Spectrum Allocation Funds
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Spectrum Allocation Funds

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Allocation Funds
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE FOR SPECTRUM CONSERVATIVE
ALLOCATION FUND
The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth.
How did the fund perform in the past six months?
The Spectrum Conservative Allocation Fund returned -2.53% for the six months ended November 30, 2022. The fund underperformed its combined index benchmark but outperformed the Lipper Mixed-Asset Target Allocation
Conservative Funds Index. (The return for I Class shares reflects a different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Security selection within
the fund’s underlying
investments hurt relative
performance. Our U.S.
large-cap growth equity
allocation detracted, trailing
its style-specific benchmark.
Within the allocation, an
unfavorable overweight and
security selection in the
communication services
sector hampered relative
results. The U.S. large-
cap value equity and U.S.
investment-grade bond strategies also trailed their respective benchmarks for the period. Within international equities, selection among emerging markets equities bolstered results, although selection within international developed markets equities partially offset the impact. The fund’s allocation to alternative investments through a conservative, diversified hedge fund of funds also contributed to relative returns due to favorable security selection.
Tactical decisions to overweight and underweight various asset classes had a modest positive impact for the period. Floating rate notes delivered positive returns for the six-month period, outperforming investment-grade issues, and an overweight allocation to the sector was beneficial. An overweight to cash relative to bonds also added value as money market yields rose but fixed
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Spectrum Conservative Allocation
Fund –
.
-2.53%
Spectrum Conservative Allocation
Fund–
.
I  Class -2.47
Morningstar Moderately Conservative
Target Risk Index -2.90
Combined Index Benchmark -1.83
Lipper Mixed-Asset Target Allocation
Conservative Funds Index -2.91
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

income markets fell for the six-month period. Conversely, an overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including slowing growth in China due to its zero-COVID policy as well as the geopolitical conflict in Ukraine.
Among diversifying fixed
income sectors, the inclusion
of U.S. dollar-hedged
international bonds lifted
relative performance, as
the sector outperformed
investment-grade issues for
the period. The inclusion of
high yield bonds and floating
rate notes also worked in
our favor. Conversely, the
inclusion of long-term U.S.
Treasuries, which trailed the
broader investment-grade
market, detracted. Out-of-
benchmark exposure to real assets equities weighed on performance, although favorable security selection helped moderate the impact.
* Includes the cash underlying futures positions, such as
the Russell 2000 futures.
SECURITY DIVERSIFICATION
Spectrum Conservative Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

INVESTMENT OBJECTIVE FOR SPECTRUM
MODERATE ALLOCATION FUND
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
How did the fund perform in the past six months?
The Spectrum Moderate Allocation Fund returned -2.77% for the six months ended November 30, 2022. The fund underperformed its combined index benchmark and
the Lipper Mixed-Asset
Target Allocation Moderate
Funds Index. (The return
for I Class shares reflects a
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the
fund’s performance?
Security selection within the
fund’s underlying investments
hurt relative performance.
Our U.S. large-cap growth equity allocation detracted, trailing its style-specific benchmark. Within the allocation, an unfavorable overweight and security selection in the communication services sector hampered relative results.
The U.S. large-cap value equity and U.S. investment-grade bond strategies also trailed their respective benchmarks for the period. Within international equities, selection among emerging markets equities bolstered results, although selection within international developed markets equities partially offset the impact. The fund’s allocation to alternative investments through a conservative, diversified hedge fund of funds also contributed to relative returns due to favorable security selection.
Tactical decisions to overweight and underweight various asset classes contributed for the period. Our positioning between stocks, bonds, and cash was beneficial. Equity and fixed income markets fell for the six-month period, and an underweight allocation coupled with an overweight to cash amid rising money market yields added value. An overweight to floating rate notes also lifted relative returns. Conversely, an overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including slowing growth in China due to its zero-COVID policy as well as the geopolitical conflict in Ukraine.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Spectrum Moderate Allocation Fund –
.
-2.77%
Spectrum Moderate Allocation Fund–
.
I  Class -2.71
Morningstar Moderate Target Risk Index -2.73
Combined Index Benchmark -1.89
Lipper Mixed-Asset Target Allocation
Moderate Funds Index -1.80
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

Among diversifying fixed
income sectors, the inclusion
of U.S. dollar-hedged
international bonds lifted
relative performance, as
the sector outperformed
investment-grade issues for
the period. The inclusion of
high yield bonds and floating
rate notes also worked in
our favor. Conversely, the
inclusion of long-term U.S.
Treasuries, which trailed the
broader investment-grade
market, detracted. Out-of-
benchmark exposure to real
assets equities weighed on performance, although favorable security selection helped moderate the impact.
* Includes the cash underlying futures positions, such as
the Russell 2000 futures.
SECURITY DIVERSIFICATION
Spectrum Moderate Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

INVESTMENT OBJECTIVE FOR SPECTRUM MODERATE
GROWTH ALLOCATION FUND
The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income.
How did the fund perform in the past six months?
The Spectrum Moderate Growth Allocation Fund returned -2.85% for the six months ended November 30, 2022. The fund underperformed its combined index benchmark and the Lipper Mixed-Asset Target Allocation Growth
Funds Index. (The return
for I Class shares reflects a
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the
fund’s performance?
Security selection within
the fund’s underlying
investments hurt relative
performance. Our U.S.
large-cap growth equity
allocation detracted, trailing
its style-specific benchmark.
Within the allocation, an
unfavorable overweight and security selection in the communication services sector hampered relative results. The U.S. large-cap value equity and U.S.
investment-grade bond strategies also trailed their respective benchmarks for the period. Within international equities, selection among emerging markets equities bolstered results, although selection within international developed markets equities partially offset the impact. The fund’s allocation to alternative investments through a conservative, diversified hedge fund of funds also modestly contributed to relative returns due to favorable security selection.
Tactical decisions to overweight and underweight various asset classes had a modest positive impact for the period. Our positioning between stocks, bonds, and cash was beneficial. Equity and fixed income markets fell for the six-month period, and an underweight allocation coupled with an overweight to cash amid rising money market yields added value. Conversely, an overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including slowing growth in China due to its zero-COVID policy as well as the geopolitical conflict in Ukraine.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Spectrum Moderate Growth Allocation
Fund –
.
-2.85%
Spectrum Moderate Growth Allocation
Fund–
.
I  Class -2.79
Morningstar Moderately Aggressive
Target Risk Index -2.22
Combined Index Benchmark -2.05
Lipper Mixed-Asset Target Allocation
Growth Funds Index -1.92
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

Among diversifying fixed
income sectors, the inclusion
of U.S. dollar-hedged
international bonds lifted
relative performance, as
the sector outperformed
investment-grade issues for
the period. The inclusion of
high yield bonds and floating
rate notes also worked in
our favor. Conversely, the
inclusion of long-term U.S.
Treasuries, which trailed the
broader investment-grade
market, detracted. Out-of-
benchmark exposure to real
assets equities weighed on performance, although favorable security selection helped moderate the impact.
* Includes the cash underlying futures positions, such as
the Russell 2000 futures.
SECURITY DIVERSIFICATION
Spectrum Moderate Growth Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

How are the Spectrum Allocation Funds positioned?
As of November 30, 2022, we are underweight stocks, remaining cautious on the weakening outlook for growth and earnings amid still elevated inflation and continued policy tightening by central banks. However, valuations for stocks have become more reasonable, and we modestly trimmed our underweight to stocks late in the period. We remain modestly overweight cash relative to bonds given attractive short-term yields, and it also provides a source of liquidity in the context of potential market opportunities.
Stocks
On a regional basis, we are modestly overweight to international stocks, with a tilt toward emerging markets, relative to U.S. stocks. We believe non-U.S.
valuations are attractive on a relative basis. However, inflation concerns, tighter central bank policy, an energy crisis in Europe, and the continued strength of the U.S. dollar are notable headwinds. Within emerging markets, valuations and currencies are attractive as central bank tightening in some countries may have peaked. However, the near-term outlook in China has deteriorated due to ongoing COVID lockdowns, housing market concerns, and geopolitical uncertainty. In our view, U.S. equities remain expensive on a relative basis, although the U.S. economy appears to be on stronger footing than the rest of the world, and its less cyclical nature could provide support as global growth weakens.
In the U.S., we are nearly balanced between value- and growth-oriented equities. The slowing growth backdrop is unfavorable for cyclicals, while higher rates could weigh on growth stocks. During the period, we introduced a tactical allocation to large-cap core equities that generally have a higher-quality profile and are less cyclical or have less interest rate sensitivity than value or growth styles, respectively. We are overweight to small-cap stocks, which we believe offer relatively more attractive valuations than their large‐cap counterparts and appear to have more fully priced in the probability of a recession.
We are neutral to inflation-sensitive real assets equities, which we believe may provide a hedge should inflationary pressures persist longer than expected.
However, commodity prices may face further pressure due to economic concerns and waning demand—particularly from China.
Bonds
We remain overweight to below investment-grade bonds, including high yield bonds and floating rate loans. We believe high yield credit fundamentals remain generally supportive and attractive valuations offer reasonable compensation for risks. Default rates are expected to rise from today’s historically low levels toward longer-run averages, with higher yields potentially providing a buffer should credit spreads widen. However, credit spread

T. ROWE PRICE Spectrum Allocation Funds

volatility is expected to continue due to geopolitical, inflationary, and growth concerns. We are overweight to floating rate loans as the short duration profile of loans is attractive in a rising rate regime, but that benefit may be waning.
In our view, the asset class is still supported by solid fundamentals, although liquidity and recession concerns remain risks.
We took advantage of higher yields and are now overweight to long-term U.S.
Treasury bonds, which can help provide ballast to equity volatility, in our view.
We are neutral to inflation-linked securities. While further evidence of slowing inflation could be a headwind for inflation-linked bonds, this sector may offer relative support if inflation should prove to be more resilient.
Within international fixed income, we are underweight to U.S. dollar-hedged international bonds as yields could remain volatile amid global central banks balancing elevated inflation versus slower growth. We believe a more moderate pace of hiking by the Federal Reserve (Fed) should narrow interest rate differentials, softening U.S. dollar strength. We are overweight to dollar-
denominated emerging markets bonds, as yield levels look attractive but also seem reflective of elevated global growth concerns. Additionally, some emerging markets are nearing the peak of central bank tightening, and moderating inflation should be supportive.
What is portfolio management’s outlook for the Spectrum
Allocation Funds?
Global equity and bond markets were gripped with volatility throughout the reporting period, with most major indexes trending lower. Uncertainty persists for the global economic outlook as hawkish central banks battle with high inflation in the face of weakening growth expectations. The Fed has signaled a potential shift to a more moderate pace of tightening but remains committed to taming inflation, acknowledging the potential for a higher-for-longer terminal fed funds target rate.
While equities have rallied late in the period, uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates remain elevated against a slowing growth outlook. Other key risks to global markets include central bank missteps, persistent inflation, potential for a sharper slowdown in global growth, China’s balance between containing the coronavirus and economic growth, and geopolitical tensions. Given the range of potential paths for growth and inflation, our positioning remains cautious.
On the one hand, we expect that a firm commitment from major central banks to bring down inflation will result in a low ceiling for stocks in the near term.
On the other hand, the peaking of inflationary pressures in key markets along with a softening of a hawkish central bank tone may cause risk markets to realize economic fundamentals. We continue to assess when to add to equities

T. ROWE PRICE Spectrum Allocation Funds

and other risk assets as we evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions. In our view, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds or cash in the near term, and we believe that a more modest allocation to equities may be prudent.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of forces driving global financial markets, we believe that the broad diversification of the Spectrum Allocation Funds, combined with our strength in fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Spectrum Allocation Funds

Risks of Investing
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of
non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Fixed income markets can be adversely affected by economic and other market developments. Fixed income securities are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-
maturity bonds typically decline more than shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
The fund’s exposure to alternative investments may be more correlated to the broad markets than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds, and could underperform comparable hedge funds. Hedge funds often engage in leveraging, short selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors as those of traditional mutual funds, and the redemption rights of an investor, such as the fund, are typically limited. These factors make alternative investments more difficult to value and monitor when compared with more traditional investments and increase the fund’s overall liquidity risks.
These are some of the principal risks of investing in the Spectrum Allocation
Funds. For a more thorough discussion of risks, please see the prospectus.

T. ROWE PRICE Spectrum Allocation Funds

BENCHMARK INFORMATION
Combined index benchmarks: Unmanaged blended index benchmarks composed of the following underlying indexes as of November 30, 2022:
Spectrum Conservative Allocation —40% stocks (28% Russell 3000 Index,
12% MSCI All Country World Index ex USA), 40% bonds (Bloomberg U.S.
Aggregate Bond Index), and 20% money market securities (FTSE 3-Month
Treasury Bill Index).
Spectrum Moderate Allocation —60% stocks (42% Russell 3000 Index, 18%
MSCI All Country World Index ex USA), 30% bonds (Bloomberg U.S.
Aggregate Bond Index), and 10% money market securities (FTSE 3-Month
Treasury Bill Index).
Spectrum Moderate Growth Allocation —80% stocks (56% Russell 3000
Index, 24% MSCI All Country World Index ex USA) and 20% bonds
(Bloomberg U.S. Aggregate Bond Index).
Note: Bloomberg
®
and the Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: FTSE is a trade mark of the LSE Group and is used by FTSE International
Limited ("FTSE") under license. "NAREIT" is a trade mark of the Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and
Nareit. Neither FTSE, nor the LSE Group, nor Nareit accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the FTSE or Nareit is permitted without the relevant FTSE’s express written consent. FTSE, the LSE Group, and Nareit do not promote, sponsor or endorse the content of this communication.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Spectrum Allocation Funds

Note: ©2022 Morningstar, Inc. All rights reserved. The information contained therein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies.  Russell
®
is a trademark of
the relevant LSE Group companies and is used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written
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or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM CONSERVATIVE ALLOCATION FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Conservative Allocation
Fund –
.
-10.82% 3.38% 5.24% – –
Spectrum Conservative Allocation
Fund–
.
I  Class -10.68 3.49 – 5.25% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM MODERATE ALLOCATION FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Moderate Allocation
Fund –
.
-13.00% 4.35% 6.93% – –
Spectrum Moderate Allocation
Fund–
.
I  Class -12.89 4.48 – 6.86% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM MODERATE GROWTH ALLOCATION FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Moderate Growth
Allocation Fund –
.
-14.48% 5.28% 8.53% – –
Spectrum Moderate Growth
Allocation Fund–
.
I  Class -14.35 5.41 – 8.40% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Spectrum Conservative Allocation Fund 0.80%
Spectrum Conservative Allocation Fund–I Class 0.71
Spectrum Moderate Allocation Fund 0.88
Spectrum Moderate Allocation Fund–I Class 0.76
Spectrum Moderate Growth Allocation Fund 0.89
Spectrum Moderate Growth Allocation Fund–I Class 0.76
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Spectrum Allocation Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SPECTRUM CONSERVATIVE ALLOCATION FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $974.70 $1.93
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.11   1.98
I Class
Actual   1,000.00   975.30   1.29
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.76   1.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.39%, and
the
2
I Class was 0.26%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE ALLOCATION FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $972.30 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.41   2.69
I Class
Actual   1,000.00   972.90   1.98
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.06   2.03
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%, and
the
2
I Class was 0.40%.
SPECTRUM MODERATE GROWTH ALLOCATION FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $971.50 $3.11
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.91   3.19
I Class
Actual   1,000.00   972.10   2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.71   2.38
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%, and
the
2
I Class was 0.47%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Conservative
Allocation Fund –
.
-15.77% 2.54% 4.67% – –
Spectrum Conservative
Allocation Fund–
.
I  Class -15.70  2.64  – 4.42% 3/23/16
Spectrum Moderate
Allocation Fund –
.
-19.25  3.25  6.12  – –
Spectrum Moderate
Allocation Fund–
.
I  Class -19.16  3.36  – 5.71  3/23/16
Spectrum Moderate Growth
Allocation Fund –
.
-22.04  3.87  7.45  – –
Spectrum Moderate Growth
Allocation Fund–
.
I  Class -21.93  4.01  – 6.90  3/23/16
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568476
C11-051 1/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
Semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund –
.
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 36.50 $ 44.67 $ 33.61 $ 32.63 $ 34.64 $ 32.24
Investment activities
Net investment
income
(1)(2)
0.17 0.36 0.32 0.40 0.52 0.44
Net realized and
unrealized gain/loss (1.17) (4.55) 11.80 1.45 (0.41) 3.55
Total from
investment activities (1.00) (4.19) 12.12 1.85 0.11 3.99
Distributions
Net investment
income — (0.30) (0.34) (0.48) (0.48) (0.38)
Net realized gain — (3.68) (0.72) (0.39) (1.64) (1.21)
Total distributions — (3.98) (1.06) (0.87) (2.12) (1.59)
NET ASSET VALUE
End of period $ 35.50
(3)
$ 36.50 $ 44.67 $ 33.61 $ 32.63 $ 34.64

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(2.74)%
(3)
(10.59)% 36.53%
(5)
5.54% 0.67% 12.50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.77%
(6)
0.74% 0.73% 0.74% 0.75% 0.76%
Net expenses after
waivers/payments
by Price Associates 0.63%
(6)
0.61% 0.62% 0.63% 0.65% 0.66%
Net investment
income 0.97%
(6)
0.84% 0.81% 1.17% 1.54% 1.28%
Portfolio turnover rate 33.9% 73.5% 55.0% 74.0% 56.3% 55.8%
Net assets, end of
period (in millions) $1,422 $1,677 $3,245 $2,463 $2,048 $2,146
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.
(6)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 36.61 $ 44.82 $ 33.70 $ 32.69 $ 34.68 $ 32.26
Investment activities
Net investment
income
(1)(2)
0.20 0.49 0.37 0.44 0.58 0.51
Net realized and
unrealized gain/loss (1.18) (4.63) 11.84 1.46 (0.43) 3.53
Total from
investment activities (0.98) (4.14) 12.21 1.90 0.15 4.04
Distributions
Net investment
income — (0.39) (0.37) (0.50) (0.50) (0.41)
Net realized gain — (3.68) (0.72) (0.39) (1.64) (1.21)
Total distributions — (4.07) (1.09) (0.89) (2.14) (1.62)
NET ASSET VALUE
End of period $ 35.63
(3)
$ 36.61 $ 44.82 $ 33.70 $ 32.69 $ 34.68

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(2.68)%
(3)
(10.46)% 36.71%
(5)
5.69% 0.79% 12.65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.62%
(6)
0.61% 0.61% 0.62% 0.63% 0.63%
Net expenses after
waivers/payments
by Price Associates 0.47%
(6)
0.48% 0.50% 0.51% 0.52% 0.53%
Net investment
income 1.13%
(6)
1.17% 0.94% 1.29% 1.72% 1.48%
Portfolio turnover rate 33.9% 73.5% 55.0% 74.0% 56.3% 55.8%
Net assets, end of
period (in thousands) $1,624,853 $1,700,728 $564,680 $407,025 $307,114 $187,558
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.
(6)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.4%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.194%, 4/15/35  (1) 410,000 395
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.318%, 1/21/35  (1) 310,000 299
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 206
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 109
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 135,000 122
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 683,100 647
Ares LIX
Series 2021-59A, Class A, CLO, FRN
3M USD LIBOR + 1.03%, 5.388%, 4/25/34  (1) 250,000 241
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 5.579%, 4/15/29  (1) 250,000 241
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.249%, 7/15/34  (1) 250,000 242
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.184%, 4/15/35  (1) 410,000 395
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 123
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 180
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.229%, 7/15/36  (1) 280,000 271
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.373%, 10/20/34  (1) 280,000 270
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.219%, 7/15/36  (1) 260,000 252

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 127,075 110
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 211,238 175
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%, 7/17/34  (1) 265,000 256
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 352
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 403
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 269
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25  (1) 120,000 114
Golub Capital Partners
Series 2021-53A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 6.043%, 7/20/34  (1) 260,000 251
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 240,000 225
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 133,313 106
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 160,000 147
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 175,000 158
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.465%, 1/23/35  (1) 250,000 242
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52  (1) 499,395 434
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 250,000 242
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 5.975%, 10/20/34  (1) 255,000 243

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 158,316 146
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 66,492 60
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 45,038 41
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 466,630 406
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 5.357%, 10/19/31  (1) 250,000 245
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.217%, 1/20/32  (1) 570,000 556
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.209%, 7/17/35  (1) 250,000 243
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 5.893%, 7/20/29  (1) 250,000 239
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.505%, 1/24/33  (1) 250,000 242
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.089%, 7/17/29  (1) 182,294 179
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.283%, 4/20/35  (1) 250,000 241
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51  (1) 273,625 237
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 138,797 133
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 213
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 142
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 133

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 305,000 283
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 288,222 224
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31  (1) 20,302 19
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 107,609 103
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 240,000 209
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 5.887%, 4/22/35  (1) 250,000 238
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.303%, 10/20/29  (1) 208,476 205
Total Asset-Backed Securities (Cost $13,314) 12,457
BOND MUTUAL FUNDS 7.5%
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.55%  (2)(3) 554 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.80%  (2)(3) 6,062,630 37,892
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
7.43%  (2)(3) 2,577,318 23,711
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.23%  (2)(3) 5,250,268 39,115
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.60%  (2)(3) 7,235,110 63,524
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.40%  (2)(3) 18,422 86
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.96%  (2)(3) 7,944,054 64,982
Total Bond Mutual Funds (Cost $280,577) 229,316
COMMON STOCKS 66.5%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.6%
KT (KRW)  69,325 1,979
Nippon Telegraph & Telephone (JPY)  343,500 9,525

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications  138,188 5,387
16,891
Entertainment 0.6%
Cinemark Holdings  (4)(5) 26,187 356
Netflix  (4) 20,011 6,114
Sea, ADR  (4) 54,197 3,164
Walt Disney  (4) 76,306 7,468
17,102
Interactive Media & Services 2.8%
Alphabet, Class A  (4) 61,304 6,191
Alphabet, Class C  (4)(5) 621,478 63,049
Bumble, Class A  (4) 21,142 515
Meta Platforms, Class A  (4)(5) 80,615 9,521
NAVER (KRW)  9,329 1,356
Tencent Holdings (HKD)  85,700 3,241
Vimeo  (4)(5) 51,867 222
Z Holdings (JPY)  496,800 1,367
85,462
Media 0.2%
CyberAgent (JPY)  239,600 2,181
Stroeer (EUR)  21,170 973
WPP (GBP)  359,094 3,774
6,928
Wireless Telecommunication Services 0.4%
SoftBank Group (JPY)  35,300 1,547
T-Mobile U.S.  (4) 43,641 6,610
Vodafone Group, ADR  236,884 2,660
10,817
Total Communication Services 137,200
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.3%
Autoliv, SDR (SEK)  28,210 2,486
Denso (JPY)  36,300 2,003
Magna International  64,811 3,992
Stanley Electric (JPY)  (6) 68,400 1,406
Sumitomo Rubber Industries (JPY)  77,200 672
10,559
Automobiles 0.9%
Honda Motor (JPY)  44,200 1,077
Rivian Automotive, Class A  (4) 57,469 1,841
Suzuki Motor (JPY)  59,500 2,146
Tesla  (4) 81,308 15,831

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toyota Motor (JPY)  467,600 6,884
27,779
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (4) 15,050 1,117
Clear Secure, Class A  51,887 1,613
Duolingo  (4) 10,349 721
Rover Group, Acquisition Date: 8/2/21, Cost $—  (4)(7) 13,478 —
3,451
Hotels, Restaurants & Leisure 1.2%
BJ's Restaurants  (4) 25,558 820
Booking Holdings  (4) 2,145 4,460
Chipotle Mexican Grill  (4) 4,002 6,511
Chuy's Holdings  (4) 25,715 815
Compass Group (GBP)  208,049 4,743
Dutch Bros, Class A  (4)(5) 5,340 202
Fiesta Restaurant Group  (4)(5) 52,039 339
Marriott Vacations Worldwide  3,584 534
McDonald's  43,184 11,780
Papa John's International  24,034 2,001
Red Robin Gourmet Burgers  (4)(5) 12,207 101
Red Rock Resorts, Class A  (5) 7,430 335
Ruth's Hospitality Group  20,758 364
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771  (4)(7)(8)(9) 90,236 362
Wyndham Hotels & Resorts  9,618 705
Yum! Brands  23,735 3,054
37,126
Household Durables 0.3%
Cavco Industries  (4) 1,932 444
Panasonic Holdings (JPY)  302,200 2,822
Persimmon (GBP)  115,632 1,791
Skyline Champion  (4) 19,300 1,003
Sony Group (JPY)  47,800 3,960
10,020
Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding, ADR  (4)(5) 6,674 584
Amazon.com  (4)(5) 503,420 48,600
ASOS (GBP)  (4)(6) 80,415 628
Big Sky Growth Partners  (4) 27,360 275
DoorDash, Class A  (4) 24,900 1,451
Farfetch, Class A  (4) 60,165 511
Xometry, Class A  (4) 15,874 670

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zalando (EUR)  (4) 53,343 1,678
54,397
Multiline Retail 0.6%
Dollar General  49,890 12,756
Next (GBP)  35,997 2,572
Ollie's Bargain Outlet Holdings  (4) 35,875 2,185
17,513
Specialty Retail 1.1%
Burlington Stores  (4) 11,793 2,308
Five Below  (4) 4,106 661
Floor & Decor Holdings, Class A  (4)(5) 3,100 231
Home Depot  20,108 6,515
Kingfisher (GBP)  1,132,652 3,312
KKR Acquisition Holdings I  (4) 41,277 415
Monro  24,377 1,108
RH  (4)(5) 1,601 459
Ross Stores  87,873 10,340
TJX  61,807 4,948
Ulta Beauty  (4) 8,136 3,782
Warby Parker, Class A  (4) 53,546 912
34,991
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens (GBP)  324,801 807
Kering (EUR)  5,555 3,338
Lululemon Athletica  (4) 13,597 5,171
Moncler (EUR)  55,807 2,909
NIKE, Class B  46,737 5,126
Samsonite International (HKD)  (4) 567,000 1,537
Skechers USA, Class A  (4) 27,318 1,152
20,040
Total Consumer Discretionary 215,876
CONSUMER STAPLES 4.2%
Beverages 0.6%
Boston Beer, Class A  (4) 5,016 1,928
Coca-Cola  47,704 3,034
Coca-Cola Consolidated  1,089 536
Diageo (GBP)  108,545 5,013
Keurig Dr Pepper  120,664 4,666
Kirin Holdings (JPY)  113,200 1,787
16,964
Food & Staples Retailing 0.6%
Fresh Market, EC  (4)(8) 8,050 —
Seven & i Holdings (JPY)  115,800 4,712

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  80,852 12,323
Welcia Holdings (JPY)  53,400 1,178
18,213
Food Products 1.5%
Barry Callebaut (CHF)  1,193 2,437
Cal-Maine Foods  (5) 3,516 205
Kraft Heinz  179,971 7,082
Mondelez International, Class A  178,204 12,048
Nestle (CHF)  140,630 16,738
Nomad Foods  (4) 44,497 778
Post Holdings  (4) 12,596 1,179
Post Holdings Partnering  (4) 17,985 179
Simply Good Foods  (4)(5) 12,300 491
TreeHouse Foods  (4) 11,568 572
Utz Brands  45,532 868
Wilmar International (SGD)  1,302,500 3,951
46,528
Household Products 0.5%
Kimberly-Clark  19,936 2,704
Procter & Gamble  77,815 11,607
14,311
Personal Products 0.5%
BellRing Brands  (4) 51,324 1,278
Haleon, ADR  (4) 85,851 592
L'Oreal (EUR)  13,092 4,917
Unilever (GBP)  177,121 8,856
15,643
Tobacco 0.5%
Philip Morris International  163,549 16,301
16,301
Total Consumer Staples 127,960
ENERGY 2.5%
Energy Equipment & Services 0.2%
Cactus, Class A  12,001 653
Liberty Energy  (4) 68,739 1,136
NexTier Oilfield Solutions  (4) 107,767 1,098
Worley (AUD)  311,092 3,155
6,042
Oil, Gas & Consumable Fuels 2.3%
Chevron  60,268 11,048
ConocoPhillips  12,387 1,530
Devon Energy  20,533 1,407

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy  12,028 1,780
Equinor (NOK)  222,849 8,582
Exxon Mobil  180,924 20,144
Kimbell Royalty Partners  10,804 187
Kinder Morgan  365,781 6,994
Magnolia Oil & Gas, Class A  82,696 2,157
Shell, ADR  65,202 3,812
TC Energy  25,200 1,121
TotalEnergies (EUR)  133,978 8,374
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21  (4)(7)(8) 7 103
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $280  (4)(7)(8) 77 1,139
Woodside Energy Group (GBP)  24,898 616
68,994
Total Energy 75,036
FINANCIALS 10.7%
Banks 4.3%
Australia & New Zealand Banking Group (AUD)  150,765 2,546
Bank of America  (5) 612,528 23,184
BankUnited  30,999 1,138
BNP Paribas (EUR)  58,310 3,276
Cadence Bank  35,234 1,016
Citigroup  67,877 3,286
Close Brothers Group (GBP)  55,548 720
CRB Group, Acquisition Date: 4/14/22, Cost $64  (4)(7)(8) 605 64
CrossFirst Bankshares  (4)(5) 29,098 404
DBS Group Holdings (SGD)  93,256 2,432
Dime Community Bancshares  24,874 887
DNB Bank (NOK)  291,673 5,695
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56  (4)(7)(8) 5,570 100
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27  (4)(7)(8) 2,736 49
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (4)(7)(8) 831 7
East West Bancorp  19,683 1,382
Equity Bancshares, Class A  15,184 555
Erste Group Bank (EUR)  42,700 1,337
FB Financial  25,932 1,110
First Bancshares  19,120 654
Five Star Bancorp  (5) 15,178 410
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93  (4)(7)(8) 9,254 37

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (4)(7)(8) 1,736 1
Heritage Commerce  60,533 860
Home BancShares  34,698 883
ING Groep (EUR)  513,456 6,227
Intesa Sanpaolo (EUR)  731,929 1,625
JPMorgan Chase  120,546 16,657
Live Oak Bancshares  24,695 824
Lloyds Banking Group (GBP)  4,661,023 2,660
Mitsubishi UFJ Financial Group (JPY)  441,400 2,407
National Bank of Canada (CAD)  73,185 5,219
Origin Bancorp  20,791 851
Pacific Premier Bancorp  24,407 902
Pinnacle Financial Partners  14,718 1,235
Popular  8,718 637
Sandy Spring Bancorp  (5) 6,089 212
Signature Bank  8,568 1,195
SouthState  12,987 1,141
Standard Chartered (GBP)  212,376 1,582
Sumitomo Mitsui Trust Holdings (JPY)  53,058 1,702
Svenska Handelsbanken, Class A (SEK)  368,517 3,743
Texas Capital Bancshares  (4) 15,833 950
U.S. Bancorp  121,113 5,497
United Overseas Bank (SGD)  199,900 4,609
Veritex Holdings  22,972 750
Wells Fargo  361,411 17,330
Western Alliance Bancorp  24,090 1,651
131,639
Capital Markets 1.2%
Bridgepoint Group (GBP)  464,080 1,111
Cboe Global Markets  9,865 1,251
Charles Schwab  66,025 5,450
Goldman Sachs Group  36,978 14,279
Julius Baer Group (CHF)  60,180 3,467
Macquarie Group (AUD)  23,028 2,832
MSCI  2,375 1,206
P10, Class A  (5) 41,490 424
S&P Global  12,321 4,347
StepStone Group, Class A  28,410 852
TMX Group (CAD)  6,489 680
XP, Class A  (4) 62,801 1,100
36,999
Consumer Finance 0.0%
Encore Capital Group  (4) 10,947 552

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group  (4) 20,815 715
1,267
Diversified Financial Services 0.6%
Berkshire Hathaway, Class B  (4) 22,144 7,055
Challenger (AUD)  245,749 1,229
Conyers Park III Acquisition  (4) 26,344 262
Corebridge Financial  92,206 2,051
Element Fleet Management (CAD)  329,629 4,671
Housing Development Finance (INR)  86,343 2,871
Mitsubishi HC Capital (JPY)  274,700 1,311
19,450
Insurance 4.5%
AIA Group (HKD)  151,600 1,539
Allstate  41,179 5,514
American International Group  (5) 73,023 4,608
Assurant  11,968 1,535
AXA (EUR)  282,915 7,998
Axis Capital Holdings  28,526 1,642
Chubb  91,370 20,064
Definity Financial (CAD)  32,611 966
Direct Line Insurance Group (GBP)  491,269 1,243
First American Financial  (5) 10,000 546
Hanover Insurance Group  8,981 1,323
Hartford Financial Services Group  57,922 4,424
Kemper  13,321 758
Manulife Financial (CAD)  144,887 2,610
Marsh & McLennan  21,880 3,789
MetLife  152,815 11,721
Munich Re (EUR)  23,331 7,369
PICC Property & Casualty, Class H (HKD)  2,424,000 2,456
Ping An Insurance Group, Class H (HKD)  198,000 1,222
Progressive  91,245 12,058
Sampo, Class A (EUR)  117,474 5,949
Selective Insurance Group  25,322 2,434
Storebrand (NOK)  374,494 3,370
Sun Life Financial (CAD)  107,936 5,115
Tokio Marine Holdings (JPY)  245,400 5,062
Travelers  78,055 14,816
Zurich Insurance Group (CHF)  11,357 5,456
135,587
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp  (4)(5) 16,017 209
Capitol Federal Financial  (5) 38,946 326
Essent Group  11,824 474

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kearny Financial  (5) 32,148 311
PennyMac Financial Services  29,510 1,761
3,081
Total Financials 328,023
HEALTH CARE 11.4%
Biotechnology 1.0%
AbbVie  63,854 10,292
Abcam, ADR  (4) 62,568 1,004
Agios Pharmaceuticals  (4)(5) 10,146 306
Amgen  8,121 2,326
Apellis Pharmaceuticals  (4) 23,607 1,179
Argenx, ADR  (4) 6,057 2,410
Ascendis Pharma, ADR  (4) 11,715 1,442
Avid Bioservices  (4) 35,489 556
Avidity Biosciences  (4)(5) 2,875 33
Blueprint Medicines  (4) 16,597 793
Cerevel Therapeutics Holdings  (4)(5) 12,958 375
CRISPR Therapeutics  (4)(5) 5,445 298
Flame Biosciences, Acquisition Date: 9/28/20, Cost $53  (4)(7)(8) 8,157 37
Generation Bio  (4)(5) 24,118 129
Genmab (DKK)  (4) 4,062 1,882
HilleVax  (4)(5) 6,797 136
Icosavax  (4)(5) 18,189 61
Insmed  (4) 50,632 936
Intellia Therapeutics  (4)(5) 5,509 283
Ionis Pharmaceuticals  (4) 15,200 620
Karuna Therapeutics  (4) 3,836 903
Kura Oncology  (4)(5) 15,906 251
Kymera Therapeutics  (4)(5) 4,964 144
Monte Rosa Therapeutics  (4)(5) 9,820 83
Morphic Holding  (4)(5) 7,397 204
MorphoSys, ADR  (4) 25,426 105
Nkarta  (4)(5) 15,696 133
Nurix Therapeutics  (4)(5) 4,451 55
Prometheus Biosciences  (4)(5) 4,000 164
Prothena  (4)(5) 5,896 369
RAPT Therapeutics  (4)(5) 11,166 197
Relay Therapeutics  (4)(5) 7,888 147
Repare Therapeutics  (4)(5) 9,774 157
Replimune Group  (4)(5) 5,569 114
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (4)(7) 2,126 10
Scholar Rock Holding  (4)(5) 25,661 199
Tenaya Therapeutics  (4)(5) 6,070 16
Ultragenyx Pharmaceutical  (4) 6,119 222

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vaxcyte  (4)(5) 4,971 229
Verve Therapeutics  (4)(5) 9,420 219
Xencor  (4) 17,911 532
Zentalis Pharmaceuticals  (4)(5) 9,856 218
29,769
Health Care Equipment & Supplies 2.0%
Alcon (CHF)  20,715 1,428
Align Technology  (4) 3,231 635
AtriCure  (4) 12,620 575
Becton Dickinson & Company  89,924 22,422
CVRx  (4)(5) 6,326 85
Elekta, Class B (SEK)  265,170 1,578
Embecta  (5) 12,909 425
EssilorLuxottica (EUR)  21,640 4,041
ICU Medical  (4) 7,139 1,137
Intuitive Surgical  (4) 42,909 11,602
Koninklijke Philips (EUR)  142,993 2,143
Masimo  (4) 5,100 739
Outset Medical  (4)(5) 34,581 729
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264  (4)(7)(8) 70,144 46
Penumbra  (4) 4,310 903
PROCEPT BioRobotics  (4) 27,196 1,167
QuidelOrtho  (4) 11,695 1,025
Siemens Healthineers (EUR)  81,367 4,337
Stryker  19,973 4,671
Teleflex  4,230 990
60,678
Health Care Providers & Services 3.5%
Alignment Healthcare  (4) 41,421 551
AmerisourceBergen  6,139 1,048
Centene  (4) 130,438 11,354
Cigna  9,415 3,096
dentalcorp Holdings (CAD)  (4)(6) 30,246 204
Elevance Health  55,920 29,801
Fresenius (EUR)  90,267 2,515
HCA Healthcare  31,728 7,622
Humana  20,587 11,321
ModivCare  (4) 11,632 896
Molina Healthcare  (4) 7,270 2,448
Option Care Health  (4) 32,116 967
Pennant Group  (4)(5) 19,243 199
Privia Health Group  (4) 29,325 702
U.S. Physical Therapy  8,316 718

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  59,206 32,431
105,873
Health Care Technology 0.1%
Certara (4)(5) 5,821 99
Definitive Healthcare  (4)(5) 13,683 156
Doximity, Class A  (4)(5) 13,654 464
Veeva Systems, Class A  (4) 10,212 1,944
2,663
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies  (4)(5) 7,185 63
Bruker  26,536 1,789
Danaher  50,461 13,796
Evotec (EUR)  (4) 59,609 1,065
NeoGenomics  (4)(5) 30,598 343
Olink Holding, ADR  (4)(5) 19,119 456
Pacific Biosciences of California  (4)(5) 51,147 550
PerkinElmer  21,314 2,978
Rapid Micro Biosystems, Class A  (4)(5) 30,559 63
Seer  (4)(5) 10,391 67
Thermo Fisher Scientific  24,540 13,748
34,918
Pharmaceuticals 3.7%
Arvinas (4)(5) 5,549 228
Astellas Pharma (JPY)  387,300 6,007
AstraZeneca, ADR  (5) 291,296 19,799
Bayer (EUR)  83,193 4,828
Catalent  (4) 19,906 998
Eli Lilly  39,869 14,795
GSK, ADR  70,456 2,437
Ipsen (EUR)  9,815 1,097
Johnson & Johnson  125,984 22,425
Merck  36,807 4,053
Novartis (CHF)  93,034 8,276
Otsuka Holdings (JPY)  (6) 71,800 2,461
Reata Pharmaceuticals, Class A  (4)(5) 4,815 191
Roche Holding (CHF)  30,167 9,853
Sanofi (EUR)  94,464 8,533
Sanofi, ADR  52,334 2,373
Zoetis  25,854 3,985
112,339
Total Health Care 346,240

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 6.0%
Aerospace & Defense 0.7%
Cadre Holdings  (5) 12,633 328
L3Harris Technologies  53,667 12,187
Northrop Grumman  6,760 3,605
Parsons  (4) 25,584 1,266
Safran (EUR)  23,086 2,853
20,239
Airlines 0.0%
Allegiant Travel  (4) 8,674 717
717
Building Products 0.0%
CSW Industrials  6,070 734
Gibraltar Industries  (4) 15,223 771
1,505
Commercial Services & Supplies 0.3%
Cintas  3,028 1,398
IAA  (4) 17,216 643
MSA Safety  2,437 344
Rentokil Initial (GBP)  152,421 1,004
Republic Services  21,466 2,990
Stericycle  (4) 20,725 1,080
Tetra Tech  4,235 655
8,114
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (4)(5) 8,259 398
398
Electrical Equipment 1.1%
ABB (CHF)  161,110 5,063
AMETEK  6,477 922
AZZ  27,409 1,141
Eaton  67,136 10,973
Hubbell  18,459 4,690
Legrand (EUR)  44,677 3,640
Mitsubishi Electric (JPY)  375,600 3,764
Prysmian (EUR)  103,530 3,649
Shoals Technologies Group, Class A  (4) 19,152 555
Thermon Group Holdings  (4)(5) 11,597 236
34,633
Industrial Conglomerates 1.6%
DCC (GBP)  43,231 2,302
General Electric  181,876 15,636

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honeywell International  30,031 6,594
Melrose Industries (GBP)  1,747,369 2,827
Roper Technologies  11,199 4,915
Siemens (EUR)  114,030 15,814
48,088
Machinery 0.6%
Cummins  2,779 698
Dover  8,472 1,203
Enerpac Tool Group  48,490 1,214
EnPro Industries  (5) 3,700 440
Esab  9,145 433
ESCO Technologies  14,218 1,337
Federal Signal  24,697 1,200
Graco  14,270 998
Helios Technologies  13,706 723
Ingersoll Rand  47,582 2,568
John Bean Technologies  10,004 919
KION Group (EUR)  50,385 1,441
Marel (ISK)  51,164 201
Mueller Water Products, Class A  61,215 714
RBC Bearings  (4) 3,689 874
SMC (JPY)  2,700 1,232
SPX Technologies  (4) 21,747 1,455
THK (JPY)  55,500 1,095
Toro  8,257 916
19,661
Professional Services 0.4%
Booz Allen Hamilton Holding  8,037 855
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93  (4)(7)(8) 11,790 91
Clarivate  (4) 76,524 749
Huron Consulting Group  (4) 7,756 604
Legalzoom.com  (4)(5) 23,669 209
Recruit Holdings (JPY)  100,300 3,245
TechnoPro Holdings (JPY)  110,800 3,105
Teleperformance (EUR)  11,117 2,538
TransUnion  14,269 900
Upwork  (4)(5) 20,237 248
12,544
Road & Rail 0.8%
Central Japan Railway (JPY)  16,600 2,012
CSX  223,761 7,315
Landstar System  4,216 729
Norfolk Southern  20,619 5,289
Old Dominion Freight Line  7,803 2,361

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia  (4) 5,547 1,351
Union Pacific  17,578 3,822
22,879
Trading Companies & Distributors 0.5%
Air Lease  20,484 791
Ashtead Group (GBP)  68,950 4,208
Beacon Roofing Supply  (4) 15,000 876
Bunzl (GBP)  57,151 2,113
Mitsubishi (JPY)  83,700 2,819
Rush Enterprises, Class A  13,741 708
SiteOne Landscape Supply  (4) 11,469 1,440
Sumitomo (JPY)  183,400 3,007
15,962
Total Industrials & Business Services 184,740
INFORMATION TECHNOLOGY 14.3%
Communications Equipment 0.1%
Infinera (4)(5) 11,973 81
LM Ericsson, Class B (SEK)  640,185 4,040
4,121
Electronic Equipment, Instruments & Components 0.6%
CTS  31,049 1,319
Hamamatsu Photonics (JPY)  49,400 2,608
Largan Precision (TWD)  15,000 1,130
Littelfuse  4,754 1,172
Murata Manufacturing (JPY)  57,000 3,127
Novanta  (4) 5,762 909
Omron (JPY)  24,400 1,269
PAR Technology  (4) 24,284 592
TE Connectivity  27,201 3,431
Teledyne Technologies  (4) 5,572 2,341
17,898
IT Services 2.6%
Accenture, Class A  8,017 2,413
Adyen (EUR)  (4) 1,757 2,768
Affirm Holdings  (4) 29,886 416
Amadeus IT Group, Class A (EUR)  (4) 41,787 2,259
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024  (4)(7)(8) 268,681 382
Block, Class A  (4) 34,062 2,308
Fiserv  (4) 98,134 10,241
Mastercard, Class A  51,830 18,472
MongoDB  (4) 13,389 2,044
NTT Data (JPY)  346,400 5,359

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Payoneer Global  (4) 152,982 826
PayPal Holdings  (4) 20,586 1,614
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23  (4)(7)
(8) 472 33
Shopify, Class A  (4) 72,916 2,981
Snowflake, Class A  (4) 8,850 1,265
SS&C Technologies Holdings  22,962 1,234
Themis Solutions, Acquisition Date: 4/14/21, Cost $61  (4)(7)(8) 2,720 55
Toast, Class A  (4) 70,120 1,287
Visa, Class A  104,095 22,589
78,546
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices  (4) 76,878 5,968
Applied Materials  29,454 3,228
ASML Holding (EUR)  13,332 8,139
ASML Holding  15,033 9,142
Broadcom  29,549 16,282
Entegris  21,851 1,689
KLA  26,820 10,544
Lam Research  11,378 5,375
Lattice Semiconductor  (4) 42,706 3,110
Marvell Technology  54,245 2,524
Micron Technology  (5) 34,604 1,995
Monolithic Power Systems  8,854 3,382
NVIDIA  108,130 18,299
NXP Semiconductors  26,801 4,713
Onto Innovation  (4) 12,882 1,030
Renesas Electronics (JPY)  (4) 145,200 1,424
Taiwan Semiconductor Manufacturing (TWD)  604,759 9,712
Taiwan Semiconductor Manufacturing, ADR  26,359 2,187
Texas Instruments  59,100 10,665
Tokyo Electron (JPY)  8,700 2,953
122,361
Software 4.7%
Agilysys (4) 8,700 578
Amplitude, Class A  (4)(5) 22,945 329
Atlassian, Class A  (4) 17,404 2,289
Bill.com Holdings  (4) 21,643 2,606
Blackline  (4) 12,386 838
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818  (4)(7)(8) 480 265
Ceridian HCM Holding  (4)(5) 2,620 179
Clearwater Analytics Holdings, Class A  (4)(5) 11,695 219
Confluent, Class A  (4) 28,851 664
Coupa Software  (4)(5) 6,940 439
Crowdstrike Holdings, Class A  (4) 7,731 910

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A  (4) 14,268 1,081
Descartes Systems Group  (4) 20,585 1,430
DoubleVerify Holdings  (4) 53,447 1,400
Five9  (4) 13,912 892
Fortinet  (4) 16,196 861
Gusto, Acquisition Date: 10/4/21, Cost $265  (4)(7)(8) 9,216 174
Intuit  25,515 10,400
Manhattan Associates  (4) 8,090 1,019
Microsoft  (5) 331,882 84,676
nCino  (4)(5) 5,140 134
Paycom Software  (4) 3,392 1,150
Paycor HCM  (4) 28,485 824
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $4  (4)(7)(8) 3,739 4
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $—  (4)(7)(8) 534 1
SAP (EUR)  47,616 5,283
ServiceNow  (4) 34,521 14,371
Socure, Acquisition Date: 12/22/21, Cost $46  (4)(7)(8) 2,872 21
Synopsys  (4) 22,049 7,487
Workiva  (4) 14,857 1,197
141,721
Technology Hardware, Storage & Peripherals 2.3%
Apple (5) 436,974 64,685
Samsung Electronics (KRW)  126,494 6,078
70,763
Total Information Technology 435,410
MATERIALS 2.3%
Chemicals 1.4%
Air Liquide (EUR)  27,914 4,064
Akzo Nobel (EUR)  41,547 2,989
Asahi Kasei (JPY)  291,600 2,167
BASF (EUR)  51,164 2,605
Covestro (EUR)  54,084 2,174
Element Solutions  109,702 2,146
HB Fuller  4,100 329
International Flavors & Fragrances  31,763 3,361
Johnson Matthey (GBP)  99,632 2,529
Linde  11,008 3,704
Nutrien  91,507 7,357
Quaker Chemical  6,549 1,289
Sherwin-Williams  23,281 5,801
Tosoh (JPY)  27,000 321
Umicore (EUR)  65,965 2,381
43,217

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.1%
Amcor, CDI (AUD)  150,800 1,852
1,852
Metals & Mining 0.7%
Antofagasta (GBP)  176,258 3,050
BHP Group (AUD)  49,339 1,532
BHP Group (GBP)  131,421 4,178
Constellium  (4) 82,949 1,033
ERO Copper (CAD)  (4)(6) 22,165 281
Franco-Nevada (CAD)  1,485 217
Haynes International  16,171 808
IGO (AUD)  714,482 7,630
Rio Tinto (AUD)  16,131 1,204
South32 (AUD)  800,918 2,224
22,157
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  204,826 3,013
West Fraser Timber (CAD)  5,358 419
3,432
Total Materials 70,658
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 0.8%
Boston Properties, REIT  4,407 318
Community Healthcare Trust, REIT  (5) 11,418 403
CubeSmart, REIT  31,358 1,298
EastGroup Properties, REIT  15,054 2,337
Equity LifeStyle Properties, REIT  (5) 14,530 965
First Industrial Realty Trust, REIT  12,354 625
Flagship Communities REIT  10,032 163
Great Portland Estates (GBP)  255,428 1,541
Independence Realty Trust, REIT  43,830 794
Prologis, REIT  60,094 7,078
Rexford Industrial Realty, REIT  24,422 1,350
Scentre Group (AUD)  1,196,120 2,440
Terreno Realty, REIT  8,856 519
Weyerhaeuser, REIT  104,378 3,414
23,245
Real Estate Management & Development 0.3%
Altus Group (CAD)  5,575 221
DigitalBridge Group  (4)(5) 25,923 374
FirstService  17,718 2,292
Mitsui Fudosan (JPY)  200,800 4,071

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tricon Residential  81,235 696
7,654
Total Real Estate 30,899
UTILITIES 2.4%
Electric Utilities 1.1%
American Electric Power  45,661 4,420
Exelon  56,440 2,335
FirstEnergy  88,309 3,642
IDACORP  12,848 1,420
MGE Energy  (5) 6,711 483
Southern  292,203 19,765
Xcel Energy  26,556 1,865
33,930
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  312,500 994
Chesapeake Utilities  11,042 1,322
ONE Gas  6,763 588
Southwest Gas Holdings  23,752 1,626
4,530
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  113,200 1,746
NextEra Energy Partners  11,550 930
2,676
Multi-Utilities 1.0%
Ameren  29,775 2,660
Dominion Energy  118,003 7,211
DTE Energy  21,755 2,524
Engie (EUR)  399,379 6,071
National Grid (GBP)  290,052 3,568
NiSource  10,266 287
Sempra Energy  42,795 7,112
WEC Energy Group  (5) 10,384 1,029
30,462
Water Utilities 0.1%
California Water Service Group  11,984 778
SJW Group  12,711 950
1,728
Total Utilities 73,326
Total Miscellaneous Common Stocks  0.0%  (10) 836
Total Common Stocks (Cost $1,356,945) 2,026,204

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417  (4)(7)(8) 16,822 984
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286  (4)(7)
(8) 7,601 444
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159  (4)(7)(8)
(9) 17,718 71
1,499
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242  (4)(7)(8) 41,545 77
77
Total Consumer Discretionary 1,576
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221  (4)(7)(8) 11,951 743
Total Consumer Staples 743
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224  (4)(7)(8) 2,133 224
Total Financials 224
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107  (4)(7)(8) 38,898 256
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180  (4)(7)(8) 22,236 146
402
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120  (4)(7)(8) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223  (4)(7)(8) 92,428 267
267
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118  (4)(7)(8) 10,046 118
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128  (4)(7)(8) 14,444 81

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160  (4)(7)(8) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262  (4)(7)(8) 5,896 358
1,272
Total Health Care 2,061
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129  (4)(7)(8) 2,868 195
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283  (4)(7)(8) 50,717 283
478
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119  (4)(7)(8) 9,815 200
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75  (4)(7)(8) 3,669 75
275
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139  (4)(7)(8) 6,676 139
139
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67  (4)(7)(8) 14,736 113
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263  (4)(7)(8) 26,046 201
314
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148  (4)(7)(8) 20,804 108
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223  (4)(7)(8) 16,522 86
194
Total Industrials & Business Services 1,400
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98  (4)(7)(8) 6,732 127
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45  (4)(7)(8) 2,367 45
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $—  (4)
(7)(8) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87  (4)(7)
(8) 3,321 229
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22  (4)(7)
(8) 204 14
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14  (4)(7)(8) 610 12

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1  (4)(7)(8) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2  (4)
(7)(8) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174  (4)(7)(8) 7,740 157
587
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51  (4)(7)(8) 30 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3  (4)(7)(8) 2 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260  (4)(7)(8) 4,398 206
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765  (4)(7)
(8) 10,416 487
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380  (4)(7)(8) 12,516 236
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271  (4)
(7)(8) 20,748 288
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124  (4)(7)(8) 5,932 82
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118  (4)(7)(8) 23,436 114
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127  (4)(7)(8) 20,060 208
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17  (4)(7)(8) 1,875 19
Socure, Series A, Acquisition Date: 12/22/21, Cost $56  (4)(7)(8) 3,491 26
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46  (4)(7)(8) 2,865 21
Socure, Series B, Acquisition Date: 12/22/21, Cost $1  (4)(7)(8) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107  (4)(7)(8) 6,640 50
1,755
Total Information Technology 2,342
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159  (4)(7)(8) 3,356 262
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217  (4)(7)(8) 5,247 163
425
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144  (4)(7)(8) 5,255 144
144
Total Materials 569
Total Convertible Preferred Stocks (Cost $7,582) 8,915

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS 1.9%
AbbVie, 2.95%, 11/21/26  230,000 215
AbbVie, 3.20%, 11/21/29  1,105,000 1,013
AbbVie, 4.05%, 11/21/39  355,000 311
AbbVie, 4.875%, 11/14/48  292,000 274
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 210
AerCap Ireland Capital, 3.00%, 10/29/28  150,000 126
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 428
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 157
AIA Group, 3.90%, 4/6/28  (1) 490,000 461
Aker BP, 2.875%, 1/15/26  (1) 240,000 222
Alexandria Real Estate Equities, 3.375%, 8/15/31  255,000 221
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 262
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 48
Ally Financial, 4.75%, 6/9/27  565,000 535
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  94,000 85
Aon, 2.80%, 5/15/30  80,000 68
APA Infrastructure, 4.25%, 7/15/27  (1) 520,000 490
Aptiv, 3.10%, 12/1/51  5,000 3
Arrow Electronics, 4.00%, 4/1/25  230,000 223
Astrazeneca Finance, 1.75%, 5/28/28  200,000 174
AT&T, 2.30%, 6/1/27  50,000 45
Ausgrid Finance, 3.85%, 5/1/23  (1) 135,000 134
Ausgrid Finance, 4.35%, 8/1/28  (1) 205,000 190
AutoZone, 4.75%, 8/1/32  75,000 73
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26  (11) 200,000 199
Banco Santander, 3.49%, 5/28/30  200,000 167
Banco Santander, VR, 1.722%, 9/14/27  (11) 200,000 171
Bank of America, 3.248%, 10/21/27  475,000 438
Bank of America, VR, 1.898%, 7/23/31  (11) 1,525,000 1,192
Bank of America, VR, 1.922%, 10/24/31  (11) 600,000 465
Bank of America, VR, 2.592%, 4/29/31  (11) 265,000 218
Bank of America, VR, 3.419%, 12/20/28  (11) 25,000 23
Bank of America, VR, 3.559%, 4/23/27  (11) 95,000 90
Bank of America, VR, 4.271%, 7/23/29  (11) 330,000 308
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(11) 200,000 198
Barclays, VR, 2.852%, 5/7/26  (11) 300,000 276
Barclays, VR, 3.932%, 5/7/25  (11) 235,000 226
Barclays, VR, 5.501%, 8/9/28  (11) 200,000 193
BAT Capital, 3.557%, 8/15/27  665,000 605
BAT Capital, 4.742%, 3/16/32  80,000 72
BAT International Finance, 1.668%, 3/25/26  (6) 85,000 75
Becton Dickinson & Company, 1.957%, 2/11/31  340,000 272
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company, 3.70%, 6/6/27  320,000 305
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 66
Berkshire Hathaway Finance, 2.50%, 1/15/51  195,000 124
BNP Paribas, VR, 1.323%, 1/13/27  (1)(11) 595,000 517
BNP Paribas, VR, 3.052%, 1/13/31  (1)(11) 375,000 309
Boardwalk Pipelines, 3.40%, 2/15/31  225,000 189
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 38
Boardwalk Pipelines, 4.95%, 12/15/24  115,000 114
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 255
Booking Holdings, 4.625%, 4/13/30  100,000 98
Brixmor Operating Partnership, 4.05%, 7/1/30  125,000 108
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 446
Broadcom, 4.11%, 9/15/28  75,000 70
Capital One Financial, VR, 2.359%, 7/29/32  (11) 880,000 642
Capital One Financial, VR, 3.273%, 3/1/30  (11) 130,000 112
Capital One Financial, VR, 5.247%, 7/26/30  (11) 75,000 72
Cardinal Health, 4.50%, 11/15/44  46,000 38
Carvana, 10.25%, 5/1/30  (1) 1,555,000 653
Celanese U.S. Holdings, 6.05%, 3/15/25  150,000 149
Celanese U.S. Holdings, 6.165%, 7/15/27  155,000 152
Centene, 2.625%, 8/1/31  685,000 538
Charter Communications Operating, 2.25%, 1/15/29  160,000 131
Charter Communications Operating, 2.80%, 4/1/31  44,000 35
Charter Communications Operating, 3.75%, 2/15/28  310,000 283
Charter Communications Operating, 4.20%, 3/15/28  310,000 288
Charter Communications Operating, 5.125%, 7/1/49  85,000 67
Charter Communications Operating, 6.484%, 10/23/45  50,000 47
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  225,000 205
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 70
Citigroup, VR, 3.07%, 2/24/28  (11) 280,000 254
Citigroup, VR, 3.106%, 4/8/26  (11) 215,000 204
Citigroup, VR, 5.61%, 9/29/26  (11) 350,000 351
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Comcast, 1.95%, 1/15/31  65,000 53
Comcast, 3.25%, 11/1/39  300,000 238
Corebridge Financial, 3.90%, 4/5/32  (1) 80,000 71
Crown Castle, 2.10%, 4/1/31  85,000 67
Crown Castle, 2.25%, 1/15/31  585,000 474
Crown Castle, 2.90%, 3/15/27  70,000 64
Crown Castle Towers, 3.663%, 5/15/25  (1) 355,000 338
CSL Finance, 4.05%, 4/27/29  (1) 135,000 128
CSL Finance, 4.25%, 4/27/32  (1) 120,000 114
CVS Health, 3.25%, 8/15/29  75,000 68
CVS Health, 5.05%, 3/25/48  491,000 454
Danske Bank, VR, 3.244%, 12/20/25  (1)(11) 260,000 242
Danske Bank, VR, 3.773%, 3/28/25  (1)(11) 200,000 192

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 3.25%, 12/1/26  185,000 172
Discover Financial Services, 4.10%, 2/9/27  225,000 211
Duke Energy, 4.50%, 8/15/32  520,000 492
Ecolab, 4.80%, 3/24/30  15,000 15
Edison International, 4.95%, 4/15/25  15,000 15
EDP Finance, 6.30%, 10/11/27  (1) 200,000 205
Enel Finance America, 7.10%, 10/14/27  (1) 200,000 208
Enel Finance International, 6.80%, 10/14/25  (1) 200,000 206
Energy Transfer, 2.90%, 5/15/25  465,000 439
Energy Transfer, 4.50%, 4/15/24  30,000 30
Energy Transfer, 6.00%, 6/15/48  105,000 96
Energy Transfer, 6.25%, 4/15/49  95,000 90
Eni, Series X-R, 4.75%, 9/12/28  (1) 360,000 349
Enterprise Products Operating, 2.80%, 1/31/30  80,000 69
Equifax, 5.10%, 12/15/27  170,000 168
Equitable Holdings, 4.35%, 4/20/28  525,000 500
Extra Space Storage, 2.35%, 3/15/32  350,000 264
FedEx, 2.40%, 5/15/31  251,000 204
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (11) 75,000 70
Fiserv, 3.50%, 7/1/29  80,000 72
General Motors, 4.20%, 10/1/27  55,000 52
General Motors, 5.60%, 10/15/32  75,000 72
General Motors Financial, 3.60%, 6/21/30  260,000 221
General Motors Financial, 4.00%, 10/6/26  100,000 94
General Motors Financial, 4.35%, 4/9/25  165,000 161
General Motors Financial, 5.10%, 1/17/24  175,000 174
GLP Capital, 3.35%, 9/1/24  60,000 57
Goldman Sachs Group, VR, 2.615%, 4/22/32  (11) 1,565,000 1,257
Goldman Sachs Group, VR, 3.615%, 3/15/28  (11) 275,000 256
Goldman Sachs Group, VR, 4.482%, 8/23/28  (11) 185,000 177
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 25,000 24
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 70,000 63
Gray Oak Pipeline, 3.45%, 10/15/27  (1) 30,000 27
Hasbro, 3.55%, 11/19/26  120,000 113
HCA, 2.375%, 7/15/31  100,000 78
HCA, 3.125%, 3/15/27  (1) 115,000 104
HCA, 3.375%, 3/15/29  (1) 45,000 40
HCA, 3.50%, 9/1/30  199,000 170
HCA, 5.375%, 9/1/26  95,000 94
HCA, 5.875%, 2/15/26  345,000 346
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 69
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 230
Highwoods Realty, 3.05%, 2/15/30  350,000 280
Highwoods Realty, 4.125%, 3/15/28  110,000 100
HSBC Holdings, VR, 2.099%, 6/4/26  (11) 390,000 352
HSBC Holdings, VR, 2.999%, 3/10/26  (11) 280,000 261

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Holdings, VR, 4.755%, 6/9/28  (11) 485,000 457
HSBC Holdings, VR, 5.21%, 8/11/28  (11) 245,000 235
Humana, 3.70%, 3/23/29  85,000 78
Humana, 4.875%, 4/1/30  265,000 259
Hyundai Capital America, 1.80%, 10/15/25  (1) 120,000 108
Hyundai Capital America, 2.10%, 9/15/28  (1) 210,000 170
ING Groep, VR, 1.726%, 4/1/27  (11) 200,000 175
Intercontinental Exchange, 4.35%, 6/15/29  250,000 246
JPMorgan Chase, VR, 1.578%, 4/22/27  (11) 285,000 250
JPMorgan Chase, VR, 1.953%, 2/4/32  (11) 525,000 408
JPMorgan Chase, VR, 2.182%, 6/1/28  (11) 295,000 259
JPMorgan Chase, VR, 2.739%, 10/15/30  (11) 185,000 157
JPMorgan Chase, VR, 2.947%, 2/24/28  (11) 275,000 251
JPMorgan Chase, VR, 2.956%, 5/13/31  (11) 835,000 692
JPMorgan Chase, VR, 3.54%, 5/1/28  (11) 120,000 111
JPMorgan Chase, VR, 4.586%, 4/26/33  (11) 55,000 51
JPMorgan Chase, VR, 4.912%, 7/25/33  (11) 295,000 281
JPMorgan Chase, VR, 5.717%, 9/14/33  (11) 190,000 187
Kilroy Realty, 3.45%, 12/15/24  470,000 446
Kookmin Bank, 4.50%, 2/1/29  350,000 327
Las Vegas Sands, 3.50%, 8/18/26  95,000 86
Lowe's, 3.75%, 4/1/32  180,000 164
LSEGA Financing, 2.00%, 4/6/28  (1) 750,000 642
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 168
LSEGA Financing, 3.20%, 4/6/41  (1) 200,000 150
Marriott International, 5.00%, 10/15/27  185,000 184
Marriott International, Series HH, 2.85%, 4/15/31  90,000 74
Marsh & McLennan, 2.25%, 11/15/30  85,000 70
Martin Marietta Materials, 2.40%, 7/15/31  85,000 69
Micron Technology, 4.185%, 2/15/27  41,000 39
Micron Technology, 4.975%, 2/6/26  200,000 197
Micron Technology, 5.327%, 2/6/29  115,000 112
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 232,750 232
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28  (11) 235,000 234
Morgan Stanley, VR, 1.593%, 5/4/27  (11) 120,000 106
Morgan Stanley, VR, 4.431%, 1/23/30  (11) 95,000 89
Morgan Stanley, VR, 4.679%, 7/17/26  (11) 120,000 119
Morgan Stanley, VR, 4.889%, 7/20/33  (11) 50,000 47
MPLX, 4.95%, 9/1/32  285,000 269
NatWest Group, VR, 7.472%, 11/10/26  (6)(11) 200,000 208
Netflix, 4.625%, 5/15/29 (EUR)  290,000 301
NextEra Energy Capital Holdings, 2.44%, 1/15/32  280,000 227
NextEra Energy Capital Holdings, 3.00%, 1/15/52  205,000 140
NextEra Energy Capital Holdings, 5.00%, 7/15/32  70,000 70
Nordea Bank, 5.375%, 9/22/27  (1) 200,000 200
NRG Energy, 4.45%, 6/15/29  (1) 115,000 104

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT Finance, 1.591%, 4/3/28  (1) 295,000 250
NTT Finance, 2.065%, 4/3/31  (1) 200,000 162
Nucor, 3.125%, 4/1/32  90,000 77
NXP, 2.70%, 5/1/25  20,000 19
NXP, 3.15%, 5/1/27  40,000 36
NXP, 5.35%, 3/1/26  105,000 105
Oracle, 2.30%, 3/25/28  160,000 138
Oracle, 6.25%, 11/9/32  50,000 53
O'Reilly Automotive, 4.70%, 6/15/32  75,000 73
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 89
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 161
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 178
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 78
Parker-Hannifin, 4.25%, 9/15/27  85,000 83
Parker-Hannifin, 4.50%, 9/15/29  90,000 87
PerkinElmer, 1.90%, 9/15/28  185,000 152
PerkinElmer, 2.25%, 9/15/31  100,000 79
PerkinElmer, 3.30%, 9/15/29  99,000 86
Philip Morris International, 5.625%, 11/17/29  65,000 66
PNC Financial Services Group, 2.55%, 1/22/30  80,000 68
Realty Income, 3.95%, 8/15/27  80,000 76
Regency Centers, 3.60%, 2/1/27  660,000 620
Reynolds American, 4.45%, 6/12/25  160,000 157
Rogers Communications, 3.20%, 3/15/27  (1) 99,000 93
Rogers Communications, 3.80%, 3/15/32  (1) 150,000 133
Rogers Communications, 4.55%, 3/15/52  (1) 70,000 57
Ross Stores, 1.875%, 4/15/31  260,000 205
Sabine Pass Liquefaction, 4.50%, 5/15/30  40,000 38
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 534
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 15
Santander Holdings USA, VR, 2.49%, 1/6/28  (11) 175,000 152
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (11) 545,000 478
SBA Tower Trust, 1.84%, 4/15/27  (1) 290,000 243
SBA Tower Trust, 2.328%, 1/15/28  (1) 40,000 33
SBA Tower Trust, 2.593%, 10/15/31  (1) 235,000 185
Sempra Energy, 3.70%, 4/1/29  75,000 69
Sherwin-Williams, 2.95%, 8/15/29  285,000 251
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 210,000 203
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 167
Standard Chartered, VR, 2.608%, 1/12/28  (1)(11) 615,000 527
Standard Chartered, VR, 3.971%, 3/30/26  (1)(11) 200,000 189
Standard Chartered, VR, 4.644%, 4/1/31  (1)(11) 245,000 219
T-Mobile USA, 2.05%, 2/15/28  275,000 237
T-Mobile USA, 3.75%, 4/15/27  1,225,000 1,159
Targa Resources Partners, 5.50%, 3/1/30  320,000 306
Targa Resources Partners, 6.875%, 1/15/29  90,000 92

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toronto-Dominion Bank, 4.456%, 6/8/32  70,000 67
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 85
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 21
Transurban Finance, 2.45%, 3/16/31  (1) 535,000 423
Transurban Finance, 3.375%, 3/22/27  (1) 255,000 234
Trinity Acquisition, 4.40%, 3/15/26  195,000 190
Truist Financial, VR, 4.123%, 6/6/28  (11) 260,000 248
UBS Group, VR, 4.751%, 5/12/28  (1)(11) 200,000 192
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  70,311 57
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  44,226 36
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,133
Utah Acquisition Sub, 3.95%, 6/15/26  380,000 356
Verizon Communications, 2.10%, 3/22/28  165,000 144
Verizon Communications, 2.355%, 3/15/32  413,000 330
Verizon Communications, 2.55%, 3/21/31  430,000 357
Verizon Communications, 2.65%, 11/20/40  220,000 151
Vistra Operations, 3.55%, 7/15/24  (1) 405,000 387
Vistra Operations, 5.125%, 5/13/25  (1) 250,000 245
Vodafone Group, 4.875%, 6/19/49  43,000 36
Vodafone Group, 5.25%, 5/30/48  150,000 135
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 99
Volkswagen Group of America Finance, 1.625%, 11/24/27  (1) 245,000 206
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 785,000 733
Volkswagen Group of America Finance, 4.60%, 6/8/29  (1) 200,000 190
Warnermedia Holdings, 3.755%, 3/15/27  (1) 365,000 332
Warnermedia Holdings, 4.054%, 3/15/29  (1) 130,000 113
Warnermedia Holdings, 4.279%, 3/15/32  (1) 80,000 68
Wells Fargo, 4.30%, 7/22/27  175,000 169
Wells Fargo, VR, 2.393%, 6/2/28  (11) 670,000 590
Wells Fargo, VR, 2.572%, 2/11/31  (11) 1,840,000 1,534
Wells Fargo, VR, 2.879%, 10/30/30  (11) 500,000 432
Westlake, 1.625%, 7/17/29 (EUR)  100,000 87
Woodside Finance, 3.65%, 3/5/25  (1) 240,000 230
Woodside Finance, 3.70%, 9/15/26  (1) 195,000 182
Woodside Finance, 3.70%, 3/15/28  (1)(6) 515,000 463
Workday, 3.70%, 4/1/29  55,000 51
Xcel Energy, 3.40%, 6/1/30  255,000 228
Xcel Energy, 4.60%, 6/1/32  115,000 110
Total Corporate Bonds (Cost $65,920) 58,085
EQUITY MUTUAL FUNDS 14.7%
T. Rowe Price Institutional Emerging Markets Equity Fund  (2) 5,460,309 185,869
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (2) 7,545,249 72,133
T. Rowe Price Real Assets Fund - I Class  (2) 8,769,054 125,134

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Large-Cap Core Fund - I Class  (2) 2,040,651 65,321
Total Equity Mutual Funds (Cost $436,684) 448,457
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31  (1) 210,000 170
Total Foreign Government Obligations & Municipalities (Cost
$210) 170
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 4.736%, 9/15/34  (1) 167,534 163
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65  (1) 27,718 24
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49  (1) 8,588 9
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 5.125%, 9/15/32  (1) 120,000 116
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 5.675%, 9/15/32  (1) 145,000 139
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 5.325%, 9/15/38  (1) 155,000 146
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51  (1) 410,883 321
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51  (1) 276,550 216
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.70%,
8/10/33  (1) 340,000 306
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 6.035%, 11/15/34  (1) 135,000 118
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 144,961 125
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 4.873%, 4/15/34  (1) 305,000 297
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 5.052%, 10/15/36  (1) 115,477 108
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 6.935%, 6/15/27  (1) 335,000 331
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 5.172%, 10/15/36  (1) 220,000 205
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 5.521%, 10/15/36  (1) 225,000 208
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 4.879%, 10/15/36  (1) 180,000 167

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 5.887%, 3/15/35  (1) 460,000 439
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C,
ARM, 1M TSFR + 2.391%, 6.186%, 3/15/35  (1) 100,000 95
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51  (1) 274,660 216
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41  (1) 120,000 96
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41  (1) 100,000 78
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51  (1) 114,329 93
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 5.525%, 11/15/37  (1) 113,044 109
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65  (1) 22,613 21
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65  (1) 35,936 34
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  120,000 113
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  125,491 117
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 480,000 447
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.527%, 10/10/29  (1) 170,000 158
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 5.366%, 9/25/29  12,903 13
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 5.116%, 11/25/29  226,902 222
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 5.016%, 2/25/30  107,090 106
Connecticut Avenue Securities, Series 2021-R03, Class 1M2,
CMO, ARM, SOFR30A + 1.65%, 5.171%, 12/25/41  (1) 170,000 157
Connecticut Avenue Securities, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 4.521%, 12/25/41  (1) 96,677 95
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 4.721%, 1/25/42  (1) 476,896 467
Connecticut Avenue Securities, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 5.621%, 3/25/42  (1) 253,145 250
Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 5.521%, 3/25/42  (1) 203,931 201
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37  (1) 122,165 109
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 4.576%, 6/15/34  (1) 360,000 353

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45  (1) 285,000 203
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66  (1) 74,912 61
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 12/25/24  (1) 264,759 259
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 4.436%, 3/25/50  (1) 43,585 40
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51  (1) 272,815 221
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 18,190 16
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57  (1) 70,577 63
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58  (1) 12,120 11
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59  (1) 170,124 165
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66  (1) 96,407 71
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 4.909%, 12/15/36  (1) 225,000 217
Great Wolf Trust, Series 2019-WOLF, Class D, ARM, 1M USD
LIBOR + 1.933%, 5.808%, 12/15/36  (1) 190,000 180
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 2.175%, 7/25/44  (1) 3,458 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.932%, 10/25/50  (1) 172,992 146
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51  (1) 212,036 167
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52  (1) 210,577 166
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51  (1) 338,338 261
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51  (1) 123,615 98
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56  (1) 98,549 76
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33  (1) 80,000 75
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 51,740 44
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 60,019 54
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.588%, 12/25/50  (1) 161,385 129

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 6,491 6
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 14,604 14
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.279%, 6/25/50  (1) 161,962 135
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 5.225%, 8/15/38  (1) 446,771 410
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59  (1) 15,936 16
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 116
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 4.773%, 10/15/37  (1) 214,760 209
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class A1,
1.91%, 10/20/61  (1) 135,930 115
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51  (1) 172,911 137
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59  (1) 40,021 36
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59  (1) 30,153 28
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60  (1) 126,245 112
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61  (1) 149,940 112
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.442%, 4/25/43  85,948 79
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.794%, 8/25/47  (1) 111,839 96
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47  (1) 25,111 23
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48  (1) 7,102 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48  (1) 17,731 17
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48  (1) 2,212 2
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 8,387 8
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.345%, 1/15/39  (1) 285,000 269
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 5.866%,
2/25/50  (1) 264,978 263
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 5.821%, 8/25/33  (1) 125,000 121

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 5.371%, 1/25/42  (1) 270,000 247
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 6.471%, 6/25/42  (1) 396,545 400
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56  (1) 139,651 113
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56  (1) 6,477 6
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57  (1) 6,885 7
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 3.512%, 2/25/57  (1) 18,059 18
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51  (1) 221,480 175
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (1) 24,890 24
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59  (1) 92,483 89
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60  (1) 100,000 91
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66  (1) 133,351 104
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 332
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 547
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31  (1) 100,000 87
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50  (1) 24,023 20
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  230,000 219
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36  (1) 100,000 86
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$16,284) 14,609
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  (4) 29,901 3,385
Total Consumer Discretionary 3,385
Total Preferred Stocks (Cost $2,409) 3,385

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRIVATE INVESTMENT COMPANIES 2.1%
Blackstone Partners Offshore Fund  (4)(8) 29,350 63,470
Total Private Investment Companies (Cost $45,663) 63,470
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.0%
U.S. Government Agency Obligations 1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  68,382 65
3.00%, 12/1/42 - 2/1/47  311,622 284
3.50%, 8/1/42 - 3/1/46  513,894 483
4.00%, 10/1/40 - 12/1/41  110,963 108
4.50%, 6/1/39 - 5/1/42  153,695 155
5.00%, 1/1/24 - 8/1/40  44,694 46
5.50%, 1/1/40  95 —
6.00%, 3/1/33 - 8/1/38  43,885 46
6.50%, 3/1/32 - 9/1/32  2,796 3
7.00%, 6/1/32  424 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  457 —
12M USD LIBOR + 1.785%, 2.035%, 2/1/37  602 1
12M USD LIBOR + 1.828%, 2.203%, 2/1/37  5,219 5
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  4,003 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  113,312 18
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 6/1/52  5,299,740 4,384
2.50%, 7/1/37 - 5/1/52  4,295,137 3,722
3.00%, 5/1/31 - 8/1/52  2,411,012 2,187
3.50%, 6/1/47 - 11/1/50  750,720 701
4.00%, 8/1/37 - 8/1/52  572,868 550
4.50%, 5/1/50  26,776 26
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  42,745 38
3.50%, 6/1/42 - 5/1/46  343,284 323
4.00%, 11/1/40  110,696 106
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  705 1
12M USD LIBOR + 1.892%, 2.778%, 12/1/35  1,786 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  727 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,366,277 1,180
2.00%, 4/1/42 - 6/1/52  7,889,185 6,527
2.50%, 8/1/30 - 4/1/52  6,892,302 5,991

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 1/1/27 - 4/1/51  4,279,235 3,906
3.50%, 2/1/35 - 7/1/50  2,544,907 2,395
4.00%, 7/1/35 - 8/1/52  2,302,050 2,230
4.50%, 7/1/39 - 8/1/52  1,817,458 1,795
5.00%, 9/1/23 - 10/1/52  994,775 1,008
5.50%, 9/1/23 - 9/1/41  252,616 266
6.00%, 2/1/33 - 1/1/41  227,528 238
6.50%, 7/1/32 - 5/1/40  72,499 77
UMBS, TBA  (12)
2.00%, 12/1/52  1,325,000 1,091
2.50%, 12/1/52  80,000 68
3.00%, 12/1/52  540,000 478
3.50%, 12/1/52  185,000 169
4.50%, 12/1/52  90,000 88
6.00%, 12/1/52  1,540,000 1,575
42,340
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  3,265,740 2,789
2.50%, 8/20/50 - 3/20/52  3,321,224 2,925
3.00%, 9/15/42 - 6/20/52  2,679,538 2,440
3.50%, 12/20/42 - 10/20/49  2,295,226 2,169
4.00%, 7/20/42 - 10/20/52  1,605,931 1,545
4.50%, 11/20/39 - 10/20/52  1,188,727 1,175
5.00%, 7/20/39 - 6/20/49  572,787 581
5.50%, 1/20/36 - 3/20/49  311,505 324
6.00%, 12/20/38  16,941 18
6.50%, 3/15/26  292 —
8.00%, 10/20/25  30 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  29,637 27
3.50%, 10/20/50  135,000 116
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  25,465 4
4.00%, 5/20/37 - 2/20/43  21,566 2
Government National Mortgage Assn., TBA  (12)
3.00%, 12/20/52  75,000 68
5.50%, 12/20/52  1,900,000 1,923
6.00%, 12/20/52  545,000 556
16,662
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $63,010) 59,002

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.7%
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds, 2.875%, 5/15/52  5,000,000 4,155
U.S. Treasury Bonds, 3.00%, 8/15/52  4,900,000 4,194
U.S. Treasury Bonds, 3.25%, 5/15/42  3,630,000 3,259
U.S. Treasury Bonds, 3.375%, 8/15/42  6,125,000 5,604
U.S. Treasury Bonds, 4.00%, 11/15/42  3,195,000 3,210
U.S. Treasury Bonds, 4.00%, 11/15/52  2,360,000 2,453
U.S. Treasury Notes, 0.625%, 10/15/24  (13) 3,460,000 3,227
U.S. Treasury Notes, 1.00%, 12/15/24  2,435,000 2,277
U.S. Treasury Notes, 1.125%, 1/15/25  6,010,000 5,621
U.S. Treasury Notes, 1.75%, 3/15/25  5,030,000 4,757
U.S. Treasury Notes, 3.00%, 7/15/25  (13) 8,135,000 7,900
U.S. Treasury Notes, 4.125%, 9/30/27  5,910,000 5,982
52,639
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $55,015) 52,639
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve Fund, 3.81%  (2)(14) 69,232,155 69,232
Total Short-Term Investments (Cost $69,232) 69,232
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.86%  (2)(14) 2,475,178 2,475
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,475
Total Securities Lending Collateral (Cost $2,475) 2,475
Total Investments in Securities
100.1% of Net Assets
(Cost $2,415,320) $ 3,048,416
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$36,793 and represents 1.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at November 30, 2022.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$11,896 and represents 0.4% of net assets.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,016 and represents 0.2% of net assets.
(13) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 1/20/23 @ $3,950.00 447 182,381 (5,895)
Total Options Written (Premiums $(5,894)) $ (5,895)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 48 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 1,140 6 (15) 21
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 2,846 (30) (99) 69
Total Centrally Cleared Credit Default Swaps,
Protection Sold 90
Total Centrally Cleared Swaps 90
Net payments (receipts) of variation margin to date (85)
Variation margin receivable (payable) on centrally cleared swaps $ 5
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/24/23 USD 183 EUR 175 $ (1)
State Street 2/24/23 USD 371 EUR 356 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 158 MSCI EAFE Index contracts 12/22 (15,640) $ (1,113)
Long, 386 S&P 500 E-Mini Index contracts 12/22 78,768 1,940
Short, 18 Long Gilt ten year contracts 3/23 (2,278) 3
Long, 15 U.S. Treasury Long Bond contracts 3/23 1,905 25
Long, 24 U.S. Treasury Notes ten year contracts 3/23 2,724 (6)
Long, 15 U.S. Treasury Notes two year contracts 3/23 3,080 10
Long, 46 Ultra U.S. Treasury Bonds contracts 3/23 6,269 87
Long, 12 Ultra U.S. Treasury Notes ten year contracts 3/23 1,436 (2)
Net payments (receipts) of variation margin to date 748
Variation margin receivable (payable) on open futures contracts $ 1,692

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.55%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.80%  (116) (2,662) 1,022
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (11,576) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 7.43%  (1,053) 453 883
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.23%  (638) (1,771) 1,182
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.60%  (1,830) (1,736) 634
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 4.40%  (971) 549 6
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — (301) —
T. Rowe Price Real Assets Fund - I Class  — (5,008) —
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — 871 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.96%  (4,318) (4,326) 1,004
T. Rowe Price Government Reserve Fund, 3.86% — — — ++
T. Rowe Price Treasury Reserve Fund, 3.81% — — 802
Totals $ (8,926) # $ (25,507) $ 5,533 +

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.55%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.80%  38,399 2,521 366 37,892
T. Rowe Price Institutional
Emerging Markets Equity Fund  197,445 — — 185,869
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 7.43%  38,237 884 15,863 23,711
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.23%  40,287 5,277 4,678 39,115
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.60%  77,455 634 12,829 63,524
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 4.40%  41,152 6 41,621 86
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  72,434 — — 72,133
T. Rowe Price Real Assets Fund
- I Class  114,242 15,900 — 125,134
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 64,450 — 65,321
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.96%  73,207 5,419 9,318 64,982
T. Rowe Price Government
Reserve Fund, 3.86% 15,062 ¤ ¤ 2,475
T. Rowe Price Treasury Reserve
Fund, 3.81% 21,029 ¤ ¤ 69,232
Total $ 749,480 ^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $5,533 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $788,968.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,415,320) $ 3,048,416
Receivable for investment securities sold 16,766
Dividends and interest receivable 4,673
Variation margin receivable on futures contracts 1,692
Receivable for shares sold 641
Foreign currency (cost $306) 308
Variation margin receivable on centrally cleared swaps 5
Other assets 8,715
Total assets 3,081,216
Liabilities
Payable for investment securities purchased 14,874
Options written (premiums $5,894) 5,895
Payable for shares redeemed 3,899
Obligation to return securities lending collateral 2,475
Investment management fees payable 1,040
Due to affiliates 127
Unrealized loss on forward currency exchange contracts 3
Payable to directors 1
Other liabilities 6,486
Total liabilities 34,800
NET ASSETS $ 3,046,416

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 658,373
Paid-in capital applicable to 85,645,874 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 2,388,043
NET ASSETS $ 3,046,416
NET ASSET VALUE PER SHARE
Investor Class
($1,421,562,352 / 40,043,286 shares outstanding) $ 35.50
I Class
($1,624,853,327 / 45,602,588 shares outstanding) $ 35.63

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $479) $ 21,547
    Interest 3,173
Securities lending 57
Total income 24,777
Expenses
Investment management 9,081
Shareholder servicing
Investor Class $ 1,196
I Class 102 1,298
Prospectus and shareholder reports
Investor Class 66
I Class 7 73
Custody and accounting 215
Legal and audit 30
Registration 29
Directors 4
Miscellaneous 36
Waived / paid by Price Associates (2,274)
Total expenses 8,492
Net investment income 16,285

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $7) (71,557)
Futures (8,105)
Swaps (306)
Options written 9,054
Forward currency exchange contracts 12
Foreign currency transactions (505)
Net realized loss (71,407)
Change in net unrealized gain / loss
Securities (52,471)
Futures 1,314
Swaps 98
Options written (101)
Forward currency exchange contracts 13
Other assets and liabilities denominated in foreign currencies 71
Change in net unrealized gain / loss (51,076)
Net realized and unrealized gain / loss (122,483)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (106,198)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,285 $ 36,264
Net realized gain (loss) (71,407) 269,059
Change in net unrealized gain / loss (51,076) (709,459)
Decrease in net assets from operations (106,198) (404,136)
Distributions to shareholders
Net earnings
Investor Class – (221,010)
I Class – (125,160)
Decrease in net assets from distributions – (346,170)
Capital share transactions
*
Shares sold
Investor Class 66,536 312,555
I Class 79,048 1,583,306
Distributions reinvested
Investor Class – 215,498
I Class – 123,823
Shares redeemed
Investor Class (262,500) (1,682,507)
I Class (108,580) (234,332)
Increase (decrease) in net assets from capital share
transactions (225,496) 318,343

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (331,694) (431,963)
Beginning of period 3,378,110 3,810,073
End of period $ 3,046,416 $ 3,378,110
*Share information (000s)
Shares sold
Investor Class 1,937 7,217
I Class 2,297 36,544
Distributions reinvested
Investor Class – 5,143
I Class – 2,949
Shares redeemed
Investor Class (7,847) (39,052)
I Class (3,152) (5,634)
Increase (decrease) in shares outstanding (6,765) 7,167

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate Growth
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the Spectrum Moderate Growth Allocation
Fund (Investor Class) and the Spectrum Moderate Growth Allocation Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 196,962 $ — $ 196,962
Bond Mutual Funds 229,316 — — 229,316
Common Stocks 1,515,912 507,321 2,971 2,026,204
Convertible Preferred Stocks — — 8,915 8,915
Equity Mutual Funds 448,457 — — 448,457
Preferred Stocks — 3,385 — 3,385
Private Investment Companies — — 63,470 63,470
Short-Term Investments 69,232 — — 69,232
Securities Lending Collateral 2,475 — — 2,475
Total Securities 2,265,392 707,668 75,356 3,048,416
Swaps* — 90 — 90
Futures Contracts* 2,065 — — 2,065
Total $ 2,267,457 $ 707,758 $ 75,356 $ 3,050,571
Liabilities
Options Written $ — $ 5,895 $ — $ 5,895
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 1,121 — — 1,121
Total $ 1,121 $ 5,898 $ — $ 7,019

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2022, totaled $(6,511,000) for the six months ended
November 30, 2022.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
11/30/22
Investment in Securities
Common Stocks $ 3,002 $ (31) $ — $ — $ 2,971
Convertible Preferred Stocks 10,219 (1,422) 118 — 8,915
Private Investment Companies 86,078 1,392 — (24,000) 63,470
Total $ 99,299 $ (61) $ 118 $ (24,000) $ 75,356

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
$ 125
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 90
Equity derivatives
Futures
1,940
*
Total $ 2,155
*
Liabilities
Interest rate derivatives
Futures
$ 8
Foreign exchange derivatives
Forwards
3
Equity derivatives
Futures
,
Options Written
7,008
Total $ 7,019
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (3,147) $ — $ — $ (3,147)
Foreign exchange
derivatives — — 12 — 12
Credit derivatives — — — (306) (306)
Equity derivatives 9,054 (4,958) — — 4,096
Total $ 9,054 $ (8,105) $ 12 $ (306) $ 655
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 539 $ — $ — $ 539
Foreign exchange
derivatives — — 13 — 13
Credit derivatives — — — 98 98
Equity derivatives (101) 775 — — 674
Total $ (101) $ 1,314 $ 13 $ 98 $ 1,324

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2022, securities valued at $8,668,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 4% of net assets.
Options  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $4,035,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of November 30, 2022, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$2,393,000; the value of cash collateral and related investments was $2,475,000.
Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $849,190,000 and $1,096,210,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $179,723,000 and $184,910,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments for federal income tax purposes was $2,454,685,000. Net unrealized gain aggregated $588,696,000 at period-end, of which $780,388,000 related to appreciated investments and $191,692,000 related to depreciated investments.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. At November 30, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $529,000 for T. Rowe Price Services, Inc.; and $17,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 09/30/24
(Waived)/repaid during the period ($000s) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended November 30, 2022, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ —
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 129
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.10% 993
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 81
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 96
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.48% 166
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% 8
T. Rowe Price Multi-Strategy Total Return Fund - I Class 0.99% 327
T. Rowe Price Real Assets Fund - I Class 0.63% 368
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.53% 85
T. Rowe Price U.S. Treasury Long-Term Index Fund - I
Class 0.06% 21
Total Management Fee Waived $ 2,274

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total management fee waived was allocated ratably in the amounts of $1,102,000 and
$1,172,000 for the Investor Class and I Class, respectively, for the six months ended
November 30, 2022.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended November 30, 2022, these reimbursements amounted to $10,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
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GENERAL INVESTING
Individual or Joint
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Brokerage
2
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Gifts and transfers to a
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Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
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money for college
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F103-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023